Consolidated statement of changes in equity - EUR (€) € in Thousands	Share capital [Member]	Share premium [Member]	Reserves [member]	Other comprehensive income [Member]	Total equity attributable to the owners of the parents [member]	Non-controlling interest [Member]	Total equity [Member]
At beginnig of the period at Dec. 31, 2014	€ 2,788	€ 76,650	€ 5,764	€ 97	€ 85,299	€ (132)	€ 85,167
Net loss for the year	0	0	(2,807)	0	(2,807)	(53)	(2,860)
Other comprehensive income	0	0	0	624	624	0	624
Total comprehensive income (loss)	0	0	(2,807)	624	(2,183)	(53)	(2,236)
Tranfer share capital to share premium - correction	(69)	69	0	0	0	0	0
Capital increase in cash	5	575	0	0	580	0	580
Capital increase through excercise of warrants	5	90	0	0	95	0	95
Acquisition NCI Mobelife	0	0	(1,562)	0	(1,562)	185	(1,377)
Equity-settled share-based payment expense	0	714	12	0	726	0	726
At end of the period at Dec. 31, 2015	2,729	78,098	1,407	721	82,955	0	82,955
Net loss for the year	0	0	(3,019)	0	(3,019)	0	(3,019)
Other comprehensive income	0	0	0	(1,833)	(1,833)	0	(1,833)
Total comprehensive income (loss)	0	0	(3,019)	(1,833)	(4,852)	0	(4,852)
Equity-settled share-based payment expense	0	921	9	0	930	0	930
At end of the period at Dec. 31, 2016	2,729	79,019	(1,603)	(1,112)	79,033	0	79,033
Net loss for the year	0	0	(1,656)	0	(1,656)	0	(1,656)
Other comprehensive income	0	0	0	(691)	(691)	0	(691)
Total comprehensive income (loss)	0	0	(1,656)	(691)	(2,347)	0	(2,347)
Equity-settled share-based payment expense	0	820	9	0	829	0	829
At end of the period at Dec. 31, 2017	€ 2,729	€ 79,839	€ (3,250)	€ (1,803)	€ 77,515	€ 0	€ 77,515